Right-of-use assets and associated liabilities	12 Months Ended
Dec. 31, 2023
Right of use and associated liabilities [Abstract]
Disclosure of right of use and associated liabilities [Text Block]
3.7 RIGHTS-OF-USE ASSETS AND ASSOCIATED LIABILITIES
Set out below are movements in right-of-use assets in the balance sheet:

MOVEMENTS (Million euro)	LAND	BUILDINGS	VEHICLES	PLANT AND MACHINERY	OFFICE EQUIPMENT AND OTHER	TOTAL
BALANCE AT 12/31/2023	12	83	63	33	5	196
Additions	26	25	61	27	4	143
Disposals	—	(7)	(4)	(6)	—	(17)
Transfers and other	—	1	1	4	(1)	5
Depreciation/amortization	(4)	(24)	(41)	(20)	(4)	(93)
Scope changes	(3)	—	—	—	—	(3)
Foreign exchange effect	1	2	3	1	—	7
BALANCE AT 12/31/2024	32	80	83	39	4	238
Additions	17	18	67	81	7	190
Disposals	(1)	—	(3)	(16)	—	(20)
Transfers and other	—	2	3	12	(2)	15
Depreciation/amortization	(4)	(23)	(43)	(27)	(5)	(102)
Scope changes	—	(1)	(3)	(4)	—	(8)
Foreign exchange effect	(3)	(3)	(7)	(4)	—	(17)
BALANCE AT 12/31/2025	41	73	97	81	4	296
The most significant variations under this heading relate to additions totaling EUR 190 million (EUR 143 million in 2024), of which EUR 166 million (EUR 109 million in 2024) corresponds to the Construction business line leases.
Movements in lease liabilities are set out below:

LEASE LIABILITIES
BALANCE AT 12/31/2023	200
Additions under new leases	143
Associated financial expenses	12
Payments	(104)
Foreign exchange effect	7
Consolidation scope changes and other	(13)
BALANCE AT 12/31/2024	245
Additions under new leases	185
Associated financial expenses	16
Payments	(121)
Foreign exchange effect	(16)
Consolidation scope changes and other	(4)
BALANCE AT 12/31/2025	305
Short-term lease liabilities 2025	86
Long-term lease liabilities 2025	219
Set out below are future maturities of lease liabilities in each business area at December 31, 2025:

	2026	2027	2028	2029	2030	2031 and beyond	TOTAL
Corporation	3	4	4	4	4	6	25
Construction	80	55	35	23	19	32	244
Highways	1	—	—	—	—	—	1
Other	2	3	—	—	—	30	35
TOTAL LEASE LIABILITIES	86	62	39	27	23	68	305
At December 31, 2025 lease expenses related to contracts not meeting IFRS16 requirements are recognized in operating profit/(loss) reaching EUR 296 million (EUR 257 million in 2024 and EUR 251 million in 2023), relating to the following items:
a.    Expenses under agreements which though meeting the definition of a lease under IFRS 16, qualify for the exemptions granted by the standard for short-term leases, and leases for which the underlying asset is of low value. Given the nature of the Group’s business, assets are normally leased to carry out various phases of a project for periods of less than one year or are considered to have a low value (below EUR 5,000 or equivalent in other currency).
b.    Agreements that are not leases as defined in IFRS 16 as they do not convey the right to control the use of an identified asset or even if an asset is specified, the supplier has the substantive right to substitute the asset throughout the period of use. This is especially frequent in construction projects.